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                                               FORTIS BENEFITS INSURANCE COMPANY
                                                                     MAY 1, 1998

PROFILE
OF THE FORTIS EMPOWER COMBINATION VARIABLE AND FIXED REFERRED ANNUITY CONTRACTS. THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD CONSIDER AND KNOW BEFORE PURCHASING THE CONTRACT. THIS ANNUITY IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT
   Fortis EmPower Variable Annuity is a contract between you and Fortis Benefits Insurance Company. It is designed to help you accumulate assets for your retirement and other long term financial goals on a tax deferred basis.

   Fortis EmPower offers you a diverse selection of money managers and investment options. You may divide your money among the 18 investment portfolios of the Fortis Series Fund and a fixed account of Fortis Benefits.

   The investment portfolios offer professionally managed investment options with goals ranging from capital preservation to aggressive growth. Your choices are found on the next page. These portfolios are designed to provide you with better potential return than the fixed account. Your investment, however, is not guaranteed. The value of your Fortis EmPower contract can fluctuate up or down based on your choices and you may experience a loss. Fortis EmPower does provide you with a death benefit that protects your beneficiaries from such loss.

   The fixed accounts provide guaranteed interest rates set by Fortis Benefits for periods from one to ten years. When you invest in these guarantee periods, and leave the money in the contract until the end of the period, your investment and the interest rates are guaranteed. If you make any transfers or withdrawals of your investment before the end of the selected period, your contract value may increase or decrease depending on interest rate changes.

   Like most annuities, this contract has two phases: the accumulation phase and the income phase. During the accumulation phase, you invest money in your contract. Your contract value is based on your investment choices. You may withdraw money from your contract. However, as with most other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. You may also be subject to an IRS tax penalty if you make withdrawals before age 59 1/2.

   During the income phase, you can elect to receive regular payments from your contract. Depending on your choice, these payments can be fixed in dollar amount or can vary with investment performance. The amount of these income payments also are determined by the amount you are able to accumulate during the accumulation phase of your contract.

2. ANNUITY INCOME OPTIONS
   (THE INCOME PHASE)

   You may select one of four annuity income options:
        (1) monthly payments during your lifetime;
        (2) monthly payments during your lifetime, but with payments continuing to your beneficiary for a period from 10 to 20 years (as you select) if you die before the end of the selected period;
        (3) monthly payments during your lifetime and the lifetime of another person you select; and
        (4) monthly payments during your lifetime and the lifetime of another person, with the payments reduced by 1/2 when one of you dies.

At the start of the income phase, you can choose to have the payments come from the fixed account, the investment portfolios, or both. The dollar amount of your payments coming from the fixed account will be fixed. The payments from the investment portfolios you select will go up or down depending on their performance. Once payments begin, you cannot change your annuity option.

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3. PURCHASING A FORTIS EMPOWER
   VARIABLE ANNUITY CONTRACT

   You can buy this contract through your registered representative who can help you complete the proper forms. The minimum initial investment is $25,000 for non-qualified and $10,000 for qualified investments. You can make additional contributions of at least $1,000 at any time during the accumulation period. The minimum investment may be smaller for certain employer sponsored plans.

4. INVESTMENT OPTIONS

   You can invest your money in any of the following investment portfolios which are described in the fund prospectus:

   INTERNATIONAL STOCK

               Lazard Freres - International Stock Series
               Fortis - Global Growth Series
               Morgan Stanley - Global Asset  Allocation Series

   DOMESTIC STOCK

   SMALL CAP   Fortis - Aggressive Growth Series
               Berger - Small Cap Value Series

   MID CAP     Fortis - Growth Stock Series
               Dreyfus - Mid Cap Stock Series

   LARGE CAP   Alliance - Large Cap Growth Series
               T. Rowe Price - Blue Chip Stock Series
               Dreyfus - S & P 500 Index Series
               Fortis - Growth & Income Series
               Fortis - Value Series
               Fortis - Asset Allocation Series

   INTERNATIONAL BONDS

               Mercury - Global Bond Series

   DOMESTIC BONDS

               Fortis - High Yield Series
               Fortis - Diversified Income Series
               Fortis - U.S. Government Securities Series

   CASH        Fortis - Money Market Series

   You may also choose to invest in the guaranteed fixed accounts. You can choose among guarantee periods ranging from one to ten years, each with its own interest rate. Once set, the rate will not change during the selected period. These accounts (except for the one year period) have a feature known as a market value adjustment (MVA). This means that if you transfer, withdraw or begin an income phase from one of these accounts before the end of the selected period, your contract value will be adjusted up or down depending on current interest rates.

5. EXPENSES

   Each year we deduct a $30 contract maintenance fee from your contract value. This fee is waived if your contract value is at least $100,000. We also deduct insurance charges equal to 1.25% annually of the average daily value of your contract in the investment portfolios. As with other professionally managed investments, there are also investment charges on money in the investment portfolios, estimated to range from 0.38% to 1.16%.

   There is no withdrawal charge if you decide to withdraw your money or cancel the contract.

   In a limited number of states, you may also be assessed a state premium tax charge of up to 4%, depending upon the state. In these states, this tax will be deducted when you cancel the contract, begin the income phase, or if a death benefit is paid. In many states, there is no tax at all.


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   The following chart is designed to help you understand the expenses in your contract. The column labeled "Total Annual Expenses" shows the total of the $30 contract maintenance fee (included as 0.05%), the 1.25% insurance charge and the investment management expenses for each portfolio. The right side of the chart shows you two examples of the expenses, in dollars, you would pay under the contract. The examples assume that you invest $1,000, earn 5% annually and withdraw your money: (1) at the end of one year, and (2) at the end of ten years. The premium tax is assumed to be 0% for both examples. Please see the Fee Table in the prospectus for more complete examples.


INTERNATIONAL STOCK
Lazard Freres - International Stock          1.30%    1.08%   2.38%   $24   $268
Fortis - Global Growth                       1.30%    0.79%   2.09%   $21   $239
Morgan Stanley - Global Asset Allocation     1.30%    1.16%   2.46%   $25   $276

DOMESTIC STOCK

SMALL CAP
Fortis - Aggressive Growth                   1.30%    0.76%   2.06%   $21   $236
Berger - Small Cap Value                     1.30%    1.10%   2.40%   $24   $270

MID CAP
Fortis - Growth Stock                        1.30%    0.66%   1.96%   $20   $225
Dreyfus - Mid Cap Stock                      1.30%    1.10%   2.40%   $24   $270

LARGE CAP
Alliance - Large Cap Growth                  1.30%    1.10%   2.40%   $24   $270
T. Rowe Price - Blue Chip Stock              1.30%    1.02%   2.32%   $23   $262
Dreyfus - S&P 500 Index                      1.30%    0.51%   1.81%   $18   $209
Fortis - Growth & Income                     1.30%    0.70%   2.00%   $20   $229
Fortis - Value                               1.30%    0.83%   2.13%   $21   $243
Fortis - Asset Allocation                    1.30%    0.53%   1.83%   $18   $211

INTERNATIONAL BONDS

Mercury - Global Bond                        1.30%    1.10%   2.40%   $24   $270

DOMESTIC BONDS

Fortis - High Yield                          1.30%    0.62%   1.92%   $19   $221
Fortis - Diversified Income                  1.30%    0.55%   1.85%   $18   $212
Fortis - U.S. Government Securities          1.30%    0.54%   1.84%   $18   $212

CASH

Fortis - Money Market                        1.30%    0.38%   1.68%   $17   $195

6. TAXES

   Your earnings are not taxed until you withdraw them from the contract. If you take money out during the accumulation phase, earnings come out first and are taxable ordinary income. If you make a withdrawal prior to age
   59 1/2, you may be charged a 10% federal tax penalty on that amount. Payments during the income phase are considered partly a return of your original investment and partly earnings. You will only be taxed on the earnings portion. However, if your contract is funded with pretax or tax deductible dollars (qualified plan contributions), then the entire payment will be taxable.

7. ACCESS TO YOUR MONEY

   You can make withdrawals at any time during the accumulation phase. The minimum amount you can withdraw is $1,000. If you withdraw from the fixed account, your contract value may be subject to a market value adjustment. You may also have to pay income tax and a tax penalty on any money you withdraw.

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   SYSTEMATIC WITHDRAWALS:  You can have money automatically sent to you each month during the accumulation phase of your contract. Systematic withdrawals are available for amounts of $100 or more. Of course, withdrawals may be taxable and subject to an IRS tax penalty.

8. PERFORMANCE

   The value of your contract will go up or down depending on the investment portfolios you choose. The following chart shows the total return for each investment portfolio for the time periods shown. Insurance charges, investment management charges and all other expenses of the investment portfolio have been deducted from these numbers. These numbers do not reflect any withdrawal charges which, if applied, would reduce the performance. Past performance is not a guarantee of future results.


   PORTFOLIO                                     1997      1996     1995      1994     1993       1992     1991      1990     1989
   INTERNATIONAL STOCK
   Lazard Freres - International Stock           11.65%   11.63%    13.03%      -         -        -         -        -         -
   Fortis - Global Growth                         5.25%   17.74%    28.32%   -3.88%    15.96%      -         -        -         -
   Morgan Stanley - Global Asset Allocation      12.14%   11.19%    15.72%      -         -        -         -        -         -

   DOMESTIC STOCK - SMALL CAP
   Fortis - Aggressive Growth                    -0.52%    7.66%    26.11%      -         -        -         -        -         -
   Berger - Small Cap Value*                        -        -         -        -         -        -         -        -         -

   DOMESTIC STOCK - MID CAP
   Fortis - Growth Stock                          9.85%   16.09%    24.92%   -3.61%     7.47%    1.11%    52.59%   -4.03%    33.68%
   Dreyfus - Mid Cap Stock*                         -        -         -        -         -        -         -        -         -

   DOMESTIC STOCK - LARGE CAP
   Alliance - Large Cap Growth*                     -        -         -        -         -        -         -        -         -
   T. Rowe Price - Blue Chip Stock               23.72%      -         -        -         -        -         -        -         -
   Dreyfus - S&P 500 Index                       28.42%      -         -        -         -        -         -        -         -
   Fortis - Growth & Income                      24.38%   21.83%    27.45%      -         -        -         -        -         -
   Fortis - Value                                22.13%      -         -        -         -        -         -        -         -
   Fortis - Asset Allocation                     17.23%   12.43%    19.70%   -1.35%     8.26%    5.63%    26.39%    0.56%    21.79%

   INTERNATIONAL BONDS
   Mercury - Global Bond                         -0.70%    1.69%    17.51%      -         -        -         -        -         -

   DOMESTIC BONDS
   Fortis - High Yield                            8.10%    9.13%    11.46%      -         -        -         -        -         -
   Fortis - Diversified Income                    8.11%    3.66%    15.43%   -6.45%    11.28%    5.89%    13.29%    7.16%    11.03%
   Fortis - U.S. Government Securities            6.91%    1.69%    16.82%   -7.59%     8.00%    5.05%    13.04%    6.19%       -

   CASH
   Fortis - Money Market                          3.98%    3.84%     4.33%    2.57%     1.44%    2.02%     4.57%    6.47%     8.04%


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    *As these portfolios are new, no performance data is available.
   **Fortis EmPower was first offered for sale on May 1, 1998.
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9. DEATH BENEFIT

   If you die during the accumulation phase, your beneficiary will receive a death benefit. This death benefit will be the greater of three amounts:

       1) the value of your contract;
       2) the money you put in less a proportionate reduction related to any withdrawals; and
       3) at the time of death, the highest five year anniversary contract value up to your 75th birthday; plus (a) any money you put in since that anniversary, less (b) a proportionate reduction related to any money you took out since that anniversary.

10. OTHER INFORMATION

   FREE LOOK PERIOD: You may cancel your contract within 10 days of receiving it (or whatever period is required by your state). We will pay you the value of your contract without imposing a withdrawal charge. This may be more or less than the amount you invested. If required by law, we will return your original payment.

11. INQUIRIES
   If you need more information, please contact us at:
   Fortis Benefits Insurance Company
   P.O. Box 64272
   St. Paul, MN 55164
   800-800-2000, Ext. 3057